Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Patents	$53,753	$51,498
Less: accumulated amortization	(13,438)	(7,725)
Intangible assets, net	$40,315	$43,773

Schedule of Estimated Future Amortization Expenses

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2026	$5,230
Fiscal year 2027	5,230
Fiscal year 2028	5,230
Fiscal year 2029	5,230
Fiscal year 2030	5,230
Thereafter	14,165
Total	$40,315